Share capital, dividends and earnings per share - Share activity (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Treasury stock shares
Treasury stock, balance (in shares)	6.4
Balance (in shares)	499.7	499.7	499.7
Balance (in shares)	499.7	499.7	499.7
Common stock shares outstanding
Common stock shares outstanding
Number of shares outstanding (in shares)	491.8	490.1	489.2
Settlement of equity-based awards (in shares)	1.5	1.7	0.9
Number of shares outstanding (in shares)	493.2	491.8	490.1
Treasury stock shares
Treasury stock shares
Treasury stock, balance (in shares)	7.9	9.6	10.5
Settlement of equity-based awards (in shares)	(1.5)	(1.7)	(0.9)
Treasury stock, balance (in shares)		7.9	9.6